Private Placement (Details Narrative) - USD ($)			2 Months Ended	5 Months Ended	9 Months Ended
	Nov. 18, 2021	Nov. 16, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of private placement				$ 5,280,750
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Partners' capital account, units, sold in private placement	528,075			528,075
Sale of stock, price per share	$ 10.00	$ 10.00		$ 10.00
Proceeds from issuance of private placement	$ 5,280,750	$ 4,755,750		$ 5,280,750